Leases - Lease Cost (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2021
Leases [Abstract]
Operating lease costs	$ 723
Variable lease costs	0
Short-term lease costs	94
Total lease costs	$ 817
Operating lease costs		$ 811	$ 228	$ 1,091	$ 3,424